UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13-F
FORM 13-F COVER PAGE


Report for the Quarter Ended: 06-30-2002
Palladium Capital Management
5075 Westheimer, Suite 1150-West
Houston, Texas 77056

Joslyn Berndt Dobson
Managing Partner
713.629.9634


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	72
Form 13F Information Table Value Total:	257,052

Palladium Capital Management,,,,,,,,,,,
Form 13F,,,,,,,,,,,
30-Jun-02,,,,,,,,,,,
,,,,,,,,,,Voting Authority,


3M Company,com,88579y101,"3,810.17",30977,SH,-,Sole,-,30977,-,-
AOL Time Warner,com,00184A105,"2,209.29",150190,SH,-,Sole,-,150190,-,-
Abbott Laboratories,com,2824100,"1,088.05",28899,SH,-,Sole,-,28899,-,-
Agere - Class A Shares,com,00845v100,0.01,8.62,SH,-,Sole,-,8.62,-,-
Agere - Class B Shares,com,00845v209,0.32,211.65,SH,-,Sole,-,211.65,-,-
Alcoa Inc.,com,13817101,"3,162.97",95414,SH,-,Sole,-,95414,-,-
Allied Waste Inds Par $.01,com,19589308,162.24,16900,SH,-,Sole,-,16900,-,-
American Express Co.,com,25816109,"1,811.50",49876,SH,-,Sole,-,49876,-,-
American Intl Group,com,26874107,"7,624.02",111740,SH,-,Sole,-,111740,-,-
Amgen Inc.,com,31162100,71.2,1700,SH,-,Sole,-,1700,-,-
Applied Materials Inc,com,38222105,"2,979.44",156648,SH,-,Sole,-,156648,-,-
Applied Micro Circuits Corp.,com,03822w109,0.34,71,SH,-,Sole,-,71,-,-
Avon Products,com,54303102,"2,035.37",38962,SH,-,Sole,-,38962,-,-
BellSouth Corp.,com,79860102,"1,559.44",49506,SH,-,Sole,-,49506,-,-
ChevronTexaco Corp,com,166764100,"3,564.34",40275,SH,-,Sole,-,40275,-,-
Cisco Systems Inc,com,17275r102,"1,851.96",132757,SH,-,Sole,-,132757,-,-
Citigroup Inc.,com,172967101,"6,028.99",155586.99,SH,-,Sole,-,155586.99,-,-
Coca Cola Co,com,191216100,"2,443.00",43625,SH,-,Sole,-,43625,-,-
Diamond Offshore Drilling,com,220529721,1.43,50,SH,-,Sole,-,50,-,-
Dril-Quip,com,262037104,"74,676.47",2993045,SH,-,Sole,-,2993045,-,-
Du Pont (E.I.) De Nemours,com,263534109,"1,773.78",39950,SH,-,Sole,-,39950,-,-
EMC Corp,com,268648102,431.11,57100,SH,-,Sole,-,57100,-,-
Eli Lilly,com,532457108,6.66,118,SH,-,Sole,-,118,-,-
Exxon Mobil Corp.,com,30231g102,"7,142.87",174557,SH,-,Sole,-,174557,-,-
Fannie Mae,com,313586109,"3,612.13",48978,SH,-,Sole,-,48978,-,-
Fifth Third Bancorp,com,316773100,"3,719.07",55800,SH,-,Sole,-,55800,-,-
First Data Corp,com,319963104,"1,703.28",45787,SH,-,Sole,-,45787,-,-
Ford Motor Company,com,345370860,0.11,7.01,SH,-,Sole,-,7.01,-,-
Genentech Inc.,com,368710406,"1,553.70",46379,SH,-,Sole,-,46379,-,-
General Dynamics Corp,com,369550108,"2,362.14",22211,SH,-,Sole,-,22211,-,-
General Electric Co,com,369604103,"6,812.34",234504,SH,-,Sole,-,234504,-,-
General Growth PPYTS Inc.,com,370021107,102,2000,SH,-,Sole,-,2000,-,-
Gillette Co,com,375766102,"2,470.95",72954,SH,-,Sole,-,72954,-,-
Glaxo Smithkline Plc - ADR,com,37733w105,301.38,6986,SH,-,Sole,-,6986,-,-
GlobalSantaFe Corp,com,28584668,159.97,5849,SH,-,Sole,-,5849,-,-
Goldman Sachs Group Inc.,com,38141g104,"2,841.43",38738,SH,-,Sole,-,38738,-,-
Hewlett-Packard Co,com,428236103,4.83,316,SH,-,Sole,-,316,-,-
Home Depot Inc,com,437076102,"3,788.77",103152,SH,-,Sole,-,103152,-,-
Intel Corp.,com,458140100,"3,327.09",182107,SH,-,Sole,-,182107,-,-
Intl Business Machines Corp,com,459200101,"2,435.18",33822,SH,-,Sole,-,33822,-,-
JM Smucker Co ,com,832696405,0.03,1,SH,-,Sole,-,1,-,-
Johnson & Johnson,com,478160104,"4,576.46",87571,SH,-,Sole,-,87571,-,-
Kohls Corp,com,500255104,74.42,1062,SH,-,Sole,-,1062,-,-
Kraft Foods Inc-A,com,50075n104,"3,973.86",97042,SH,-,Sole,-,97042,-,-
Lehman Brothers Holdings Inc,com,524908100,22.51,360,SH,-,Sole,-,360,-,-
Lowe's Companies,com,548661107,77.54,1708,SH,-,Sole,-,1708,-,-
Marsh & McLennan,com,571748102,"3,683.07",38127,SH,-,Sole,-,38127,-,-
McDonald's Corp,com,580135101,"1,991.22",69990,SH,-,Sole,-,69990,-,-
"McGraw-Hill Cos, Inc",com,580645109,"3,291.98",55142,SH,-,Sole,-,55142,-,-
"Medtronic, Inc.",com,585055106,"2,139.29",49925,SH,-,Sole,-,49925,-,-
Microsoft Corp,com,594918104,"7,416.99",135594,SH,-,Sole,-,135594,-,-
Oracle,com,68389x105,"1,035.20",109314,SH,-,Sole,-,109314,-,-
Pepsico Inc.,com,713448108,"2,319.58",48124,SH,-,Sole,-,48124,-,-
"Pfizer, Inc.",com,717081103,"4,684.58",133845,SH,-,Sole,-,133845,-,-
Proctor & Gamble Co,com,742718109,"3,152.29",35300,SH,-,Sole,-,35300,-,-
Reiliant Energy Inc,com,75952j108,15.21,900,SH,-,Sole,-,900,-,-
Royal Dutch - NY Shares,com,780257804,"3,968.77",71807,SH,-,Sole,-,71807,-,-
SBC Communications Inc,com,78387g103,"2,293.60",75200,SH,-,Sole,-,75200,-,-
Schlumberger,com,806857108,"1,661.45",35730,SH,-,Sole,-,35730,-,-
St. Jude Medical Inc.,com,790849103,561.26,7600,SH,-,Sole,-,7600,-,-
State Street Corp,com,857477103,"1,567.41",35065,SH,-,Sole,-,35065,-,-
Sun Microsystems Inc,com,866810104,426.17,85063,SH,-,Sole,-,85063,-,-
Target Corp,com,8.76E+110,"3,244.06",85146,SH,-,Sole,-,85146,-,-
Texas Instruments Inc.,com,882508104,"2,917.45",123099,SH,-,Sole,-,123099,-,-
United Technologies Corp,com,913017109,"2,085.96",30721,SH,-,Sole,-,30721,-,-
Unitedhealth Group Inc,com,91324p102,"2,549.85",27852,SH,-,Sole,-,27852,-,-
Verizon Communications,com,92343v104,"18,664.45",46487,SH,-,Sole,-,46487,-,-
Viacom Inc - CL B,com,925524308,"3,508.69",79078,SH,-,Sole,-,79078,-,-
Wal-Mart Stores Inc.,com,931142103,"6,349.14",115418,SH,-,Sole,-,115418,-,-
Walgreen Co,com,931422109,"2,205.70",57098,SH,-,Sole,-,57098,-,-
Wells Fargo,com,949746101,"5,336.65",106605,SH,-,Sole,-,106605,-,-
Wyeth,com,983024100,"1,627.90",31795,SH,-,Sole,-,31795,-,-

Report Summary,72 Records,,"257,052.08",,,0 Other Managers,,,,,